RETIREMENT PLANS (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Abstract]
Number of defined contribution plans (in Plans)	$ 2
Company contributions	$ 26	$ 0